Components of Finance Receivables (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 318,066	¥ 308,733
Unguaranteed residual values	14,271	13,924
Executory costs	(888)	(1,680)
Unearned income	(31,920)	(31,919)
Financing Receivable, Gross , Total	299,529	289,058
Less allowance for credit losses	(2,878)	(6,276)	¥ (7,323)
Capital Leases, Net Investment in Direct Financing and Sales Type Leases, Total	296,651	282,782
Less current portion	(109,220)	(102,920)
Capital Leases, Lessor Balance Sheet, Net Investment in Direct Financing and Sales Type Leases, Noncurrent, Total	187,431	179,862
Capital Leases, Net Investment in Direct Financing and Sales Type Leases	¥ 296,651	¥ 282,782